UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY (Parenthetical)	6 Months Ended
Jun. 30, 2023 $ / shares
Series E Preferred Shares [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend per share (in dollars per share)	$ 74.41
Series F Preferred Shares [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend per share (in dollars per share)	$ 0.68